Supplemental Guarantor Information - Consolidated Statement of Financial Position (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Current assets:
Cash and cash equivalents	$ 2,187	$ 43,497	$ 20,491	[2]
Accounts receivable, net	579	11,523	15,476	[2]
Inventories	489	9,727	10,538	[2]
Recoverable taxes	275	5,471	7,567	[2]
Other current assets		2,222	2,724
Total current assets	3,642	72,440	56,796	[2]
Non-current assets:
Investments in other entities	383	7,623	9,751	[2]
Rights of use assets	64	1,278	1,382	[2]	$ 1,797
Property, plant and equipment, net	2,989	59,460	61,187	[2]	61,942
Intangible assets, net	5,227	103,971	112,050	[2]	116,804
Deferred tax assets	560	11,143	10,432	[2]
Other non-current assets and Other current financial assets		7,151	6,241
Total non-current assets	9,583	190,626	201,043	[2]
TOTAL ASSETS	13,225	263,066	257,839	[2]	263,787
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		5,017	11,485
Current portion of lease liabilities	28	560	483	[2]
Interest payable	36	712	439	[2]
Suppliers	864	17,195	19,832	[2]
Other current liabilities		19,361	18,771
Total current liabilities	2,154	42,845	51,010	[2]
Non-current liabilities:
Bank loans and notes payable	4,145	82,461	58,492	[2]
Non-current portion of lease liabilities	38	746	900	[2]
Other non-current liabilities		14,557	17,752
Total non-current liabilities	4,915	97,764	77,144	[2]
TOTAL LIABILITIES	7,069	140,609	128,154	[2]	132,037
Equity:
Equity attributable to equity holders of the parent	5,875	116,874	122,934	[2]
Non-controlling interest in consolidated subsidiaries	281	5,583	6,751	[2]	6,806	$ 18,141
TOTAL EQUITY	6,156	122,457	129,685	[2]	$ 131,750	$ 143,309
TOTAL LIABILITIES AND EQUITY	$ 13,225	263,066	257,839	[2]
Parent
Current assets:
Cash and cash equivalents		29,996	9,849
Accounts receivable, net		16,724	18,832
Inventories		0	0
Recoverable taxes		113	189
Other current assets		1	188
Total current assets		46,834	29,058
Non-current assets:
Investments in other entities		127,273	153,782
Rights of use assets		0	0
Property, plant and equipment, net		0	0
Intangible assets, net		27,608	27,608
Deferred tax assets		3,959	4,411
Other non-current assets and Other current financial assets		35,136	22,697
Total non-current assets		193,976	208,498
TOTAL ASSETS		240,810	237,556
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		2,500	9,421
Current portion of lease liabilities		0	0
Interest payable		684	422
Suppliers		25	11
Other current liabilities		22,647	33,151
Total current liabilities		25,856	43,005
Non-current liabilities:
Bank loans and notes payable		82,097	57,455
Non-current portion of lease liabilities		0	0
Other non-current liabilities		15,983	14,161
Total non-current liabilities		98,080	71,616
TOTAL LIABILITIES		123,936	114,621
Equity:
Equity attributable to equity holders of the parent		116,874	122,935
Non-controlling interest in consolidated subsidiaries		0	0
TOTAL EQUITY		116,874	122,935
TOTAL LIABILITIES AND EQUITY		240,810	237,556
Combined Wholly-owned Guarantors Subsidiaries
Current assets:
Cash and cash equivalents		4,149	4,464
Accounts receivable, net		22,779	28,528
Inventories		1,478	1,462
Recoverable taxes		1,141	1,474
Other current assets		727	522
Total current assets		30,274	36,450
Non-current assets:
Investments in other entities		82,371	147,846
Rights of use assets		449	594
Property, plant and equipment, net		19,403	19,130
Intangible assets, net		36,315	36,501
Deferred tax assets		2,120	2,208
Other non-current assets and Other current financial assets		6,172	5,742
Total non-current assets		146,830	212,021
TOTAL ASSETS		177,104	248,471
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		0	0
Current portion of lease liabilities		156	143
Interest payable		0	0
Suppliers		2,627	3,735
Other current liabilities		41,766	48,249
Total current liabilities		44,549	52,127
Non-current liabilities:
Bank loans and notes payable		0	0
Non-current portion of lease liabilities		296	452
Other non-current liabilities		35,745	36,797
Total non-current liabilities		36,041	37,249
TOTAL LIABILITIES		80,590	89,376
Equity:
Equity attributable to equity holders of the parent		96,514	159,095
Non-controlling interest in consolidated subsidiaries		0	0
TOTAL EQUITY		96,514	159,095
TOTAL LIABILITIES AND EQUITY		177,104	248,471
Combined non-guarantor Subsidiaries
Current assets:
Cash and cash equivalents		9,352	6,178
Accounts receivable, net		43,968	59,730
Inventories		8,249	9,076
Recoverable taxes		4,217	5,904
Other current assets		1,494	2,014
Total current assets		67,280	82,902
Non-current assets:
Investments in other entities		1,583	3,571
Rights of use assets		829	788
Property, plant and equipment, net		40,057	42,057
Intangible assets, net		40,048	47,941
Deferred tax assets		5,064	3,813
Other non-current assets and Other current financial assets		6,783	19,663
Total non-current assets		94,364	117,833
TOTAL ASSETS		161,644	200,735
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		2,517	2,064
Current portion of lease liabilities		404	340
Interest payable		28	17
Suppliers		14,606	16,225
Other current liabilities		26,832	28,845
Total current liabilities		44,387	47,491
Non-current liabilities:
Bank loans and notes payable		364	1,037
Non-current portion of lease liabilities		450	448
Other non-current liabilities		3,770	8,654
Total non-current liabilities		4,584	10,139
TOTAL LIABILITIES		48,971	57,630
Equity:
Equity attributable to equity holders of the parent		107,090	136,354
Non-controlling interest in consolidated subsidiaries		5,583	6,751
TOTAL EQUITY		112,673	143,105
TOTAL LIABILITIES AND EQUITY		161,644	200,735
Eliminations
Current assets:
Cash and cash equivalents		0	0
Accounts receivable, net		(71,948)	(91,614)
Inventories		0	0
Recoverable taxes		0	0
Other current assets		0	0
Total current assets		(71,948)	(91,614)
Non-current assets:
Investments in other entities		(203,604)	(295,448)
Rights of use assets		0	0
Property, plant and equipment, net		0	0
Intangible assets, net		0	0
Deferred tax assets		0	0
Other non-current assets and Other current financial assets		(40,940)	(41,861)
Total non-current assets		(244,544)	(337,309)
TOTAL ASSETS		(316,492)	(428,923)
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		0	0
Current portion of lease liabilities		0	0
Interest payable		0	0
Suppliers		(63)	(139)
Other current liabilities		(71,884)	(91,474)
Total current liabilities		(71,947)	(91,613)
Non-current liabilities:
Bank loans and notes payable		0	0
Non-current portion of lease liabilities		0	0
Other non-current liabilities		(40,941)	(41,860)
Total non-current liabilities		(40,941)	(41,860)
TOTAL LIABILITIES		(112,888)	(133,473)
Equity:
Equity attributable to equity holders of the parent		(203,604)	(295,450)
Non-controlling interest in consolidated subsidiaries		0	0
TOTAL EQUITY		(203,604)	(295,450)
TOTAL LIABILITIES AND EQUITY		$ (316,492)	$ (428,923)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18